Stock Options (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Stock Options
Summary of stock option activity

	Option	Weighted-Average	Weighted-Average
	Number of	Exercise	Remaining
	Shares	Price Per Share	Contractual Term
Options outstanding as of January 1, 2023	4,851,666	$1.91	8.4
Granted	89,500	1.76	—
Exercised	—	—	—
Canceled	59,675	—	—
Options outstanding as of June 30, 2023	4,881,491	$1.92	8.0
Options exercisable as of June 30, 2023	2,018,173	$1.64	6.8

	Option	Option	Weighted-Average
	Number of	Exercise	Exercise
	Shares	Price Per Share	Price Per Share
Options outstanding at January 1, 2021	2,709,964	$0.30 - $2.00	$1.48
Granted	335,300	$3.13 - $3.76	$3.17
Exercised	—	—	—
Canceled	(286,000)	$0.30 - $3.13	$1.70
Options outstanding at December 31, 2021	2,759,264	$0.30 - $3.76	$1.66
Granted	2,149,152	$1.67 - $5.00	$2.19
Exercised	—	—	—
Canceled	(56,750)	$0.30 - $2.00	$0.49
Options outstanding at December 31, 2022	4,851,666	$0.30 - $5.00	$1.91
Options exercisable at December 31, 2022	1,592,088	$0.30 - $3.76	$1.49